FINANCIAL INSTRUMENTS - CARRYING VALUE AND ESTIMATED FAIR VALUE OF THE PARTNERSHIP'S FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Derivatives:
Derivative asset	$ 6,831	$ 8,194
Derivative liability	5,700	6,143
Carrying Value | Level 1
Non-Derivatives:
Cash and cash equivalents	206,821	65,710
Restricted cash	180,293	162,415
Carrying Value | Level 1 | 2012 High-Yield, 2015 and 2017 Norwegian Bonds
Non-Derivatives:
2012 High-Yield, 2015 and 2017 Norwegian Bonds	438,178	300,452
Carrying Value | Level 2
Non-Derivatives:
Long-term debt — floating	1,010,867	1,091,398
Obligations under capital leases	127,163	117,751
Carrying Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	6,831	8,194
Derivative liability	5,700	6,143
Carrying Value | Level 2 | Cross Currency Interest Rate Swap
Derivatives:
Derivative liability	15,223	81,454
Carrying Value | Level 2 | Earn Out Units
Derivatives:
Derivative liability	17,000	15,000
Fair Value | Level 1
Non-Derivatives:
Cash and cash equivalents	206,821	65,710
Restricted cash	180,293	162,415
Fair Value | Level 1 | 2012 High-Yield, 2015 and 2017 Norwegian Bonds
Non-Derivatives:
2012 High-Yield, 2015 and 2017 Norwegian Bonds	429,889	293,484
Fair Value | Level 2
Non-Derivatives:
Long-term debt — floating	1,010,867	1,091,398
Obligations under capital leases	127,163	117,751
Fair Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	6,831	8,194
Derivative liability	5,700	6,143
Fair Value | Level 2 | Cross Currency Interest Rate Swap
Derivatives:
Derivative liability	15,223	81,454
Fair Value | Level 2 | Earn Out Units
Derivatives:
Derivative liability	$ 17,000	$ 15,000